Accounts receivable - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Trade and other current receivables [abstract]
Fair value pricing adjustments	$ (4,100,000)	$ 4,400,000
Allowance account for credit loss	$ 1,000,000	$ 0